PROPRIETARY TECHNOLOGIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Proprietary Technologies [Abstract]
Schedule Of Proprietary Technologies [Table Text Block]
	September 30, 2013	December 31, 2012
	$	$

Cost	9,507,351	9,512,258
Less: Accumulated amortization	(1,693,393)	(1,397,634)
Net carrying amount	7,813,958	8,114,624

	2012	2011

Proprietary technologies	$9,512,258	$8,000,000
Less: Accumulated amortization	(1,397,634)	(1,022,325)
Net carrying amount	$8,114,624	$6,977,675